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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 12/31/2010

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    COVEPOINT CAPITAL ADVISORS LLC
Address: 152 WEST 57th STREET, 41st FLOOR
         NEW YORK, NY 10019

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Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  DAVID PILSON
Title: DIRECTOR OF OPERATIONS
Phone: 212.782.3643

Signature, Place, and Date of Signing:

/s/ David Pilson                    New York, NY                  1/6/11
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            5
Form 13F Information Table Value Total:      119,480
                                          (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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
                                                                                                               VOTING AUTHORITY
NAME OF                   TITLE                        VALUE    SHRS OR  SH/ PUT/    INVESTMENT     OTHER   ---------------------
ISSUER                    CLASS             CUSIP    (X $1000)  PRN AMT  PRN CALL    DISCRETION   MANAGERS    SOLE   SHARED  NONE
-------          -----------------------  ---------  ---------  -------  --------  -------------  --------  -------  ------  ----
ISHARES          MSCI BRAZIL INDEX FUND   464286400     36,262  468,496     SH     DISCRETIONARY            468,496
ISHARES          MSCI TAIWAN INDEX FD     464286731     11,690  748,400     SH     DISCRETIONARY            748,400
ISHARES          MSCI MALAYSIA            464286830      8,606  598,461     SH     DISCRETIONARY            598,461
ISHARES          FTSE/XINHUA CHINA 25     464287184     41,176  955,586     SH     DISCRETIONARY            955,586
ISHARES          MSCI EMERGING MKT INDEX  464287234     21,746  456,453     SH     DISCRETIONARY            456,453
TOTAL EQUITIES:  5                                     119,480